Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
At December 31, 2022, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2023	$129,459	$5,598	$135,057
2024	125,898	4,620	130,518
2025	121,605	3,981	125,586
2026	116,388	3,197	119,585
2027	112,291	2,617	114,908
Thereafter	862,857	3,972	866,829
Total lease payments	$1,468,498	$23,985	$1,492,483
Lease discount			(661,898)
Operating lease liability			$830,585

The following table is a summary of the Company’s components of lease cost for fiscal years 2022, 2021 and 2020:

Lease Expense	Statements of Income Location	2022	2021	2020
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(117,723)	$(94,254)	$(69,151)
Franchised restaurants	Franchised restaurants - occupancy expenses	(44,656)	(29,969)	(23,510)
General and administrative	General and administrative expenses	(6,746)	(6,590)	(7,062)
Subtotal		(169,125)	(130,813)	(99,723)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(36,322)	(27,262)	(26,153)
Franchised restaurants	Franchised restaurants - occupancy expenses	(10,810)	(9,505)	(13,248)
Subtotal		(47,132)	(36,767)	(39,401)
Total lease expense		$(216,257)	$(167,580)	$(139,124)

Other information	2022
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2022 and 2021 the obligation amounts to $5,032 and $6,139 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.
In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.
Leases	Leases
At December 31, 2022, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2023	$129,459	$5,598	$135,057
2024	125,898	4,620	130,518
2025	121,605	3,981	125,586
2026	116,388	3,197	119,585
2027	112,291	2,617	114,908
Thereafter	862,857	3,972	866,829
Total lease payments	$1,468,498	$23,985	$1,492,483
Lease discount			(661,898)
Operating lease liability			$830,585

The following table is a summary of the Company’s components of lease cost for fiscal years 2022, 2021 and 2020:

Lease Expense	Statements of Income Location	2022	2021	2020
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(117,723)	$(94,254)	$(69,151)
Franchised restaurants	Franchised restaurants - occupancy expenses	(44,656)	(29,969)	(23,510)
General and administrative	General and administrative expenses	(6,746)	(6,590)	(7,062)
Subtotal		(169,125)	(130,813)	(99,723)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(36,322)	(27,262)	(26,153)
Franchised restaurants	Franchised restaurants - occupancy expenses	(10,810)	(9,505)	(13,248)
Subtotal		(47,132)	(36,767)	(39,401)
Total lease expense		$(216,257)	$(167,580)	$(139,124)

Other information	2022
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2022 and 2021 the obligation amounts to $5,032 and $6,139 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.
In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.